Our people - Summary of Compensation for Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number and average number of employees [abstract]
Short-term employee benefits	£ 29.7	£ 28.0	£ 17.9
Pensions and other post-retirement benefits	1.1	0.9	1.0
Share-based payments	29.8	14.6	10.3
Key management personnel compensation	£ 60.6	£ 43.5	£ 29.2